Offerings	Nov. 10, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% The Dow Chemical Co Notes Due November 15, 2030
Maximum Aggregate Offering Price	$ 2,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 359.06
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% The Dow Chemical Co Notes Due November 15, 2035
Maximum Aggregate Offering Price	$ 4,716,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 651.28
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.150% The Dow Chemical Co Notes Due November 15, 2055
Maximum Aggregate Offering Price	$ 4,856,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 670.61
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.